National Advertising Fund - Additional Information (Detail) - Planet Fitness NAF, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Percentage of franchise membership billing revenue	2.00%
Initial administrative fees charged	$ 1,340	$ 1,010	$ 865